CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit for the year	$ 19,356	$ 18,678	$ 16,536
Items that will not be reclassified subsequently to the consolidated income statement:
Remeasurement of defined benefit obligation for the year	260	666	530
Changes in the fair value of equity instruments at fair value through other comprehensive income	(13)
Changes in the fair value attributable to change in the credit risk of financial liabilities designated at fair value through profit or loss	(35)
Income tax relating to items that will not be reclassified subsequently	(64)	(200)	(158)
Total of items that will not be reclassified subsequently to the consolidated income statement	148	466	372
Financial assets at fair value through other comprehensive income:
Valuation adjustments, FVTOCI	(1,226)
Amounts reclassified to consolidated income statement, FVTOCI	69
Impairment of debt instruments accounted at fair value through other comprehensive income	2
Income tax, FVTOCI	371
Available-for-sale financial assets:
Valuation adjustments, AFS		1,932	(3,505)
Amounts reclassified to consolidated income statement, AFS		(9)	(120)
Income tax, AFS		(477)	1,174
Cash flow hedges:
Valuation adjustments	(882)	(1,585)	(1,095)
Amounts reclassified to consolidated income statement	(40)	118	1,785
Income taxes	276	440	(207)
Total of items that may be reclassified subsequently to the consolidated income statement	(1,430)	419	(1,968)
Other comprehensive income/(loss) for the year, net of income tax	(1,282)	885	(1,596)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	18,074	19,563	14,940
Attributable to the Parent	18,071	$ 19,563	$ 14,940
Attributable to non-controlling interests	$ 3